Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Non-financial Assets Measured at Fair Value Classified in Level 3
As of December 31, 2020 and 2019 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2020	2019
Level 3
Vessels	$182,055	$214,938
Buildings	286,232	299,660
Land	1,934,345	1,597,923
	$2,402,632	$2,112,521

Information Used for Appraisal
The information used for the measurement of fair value as of December 31, 2020 was:

	Offshore vessels	Parcel tankers
Daily rate or fee	4,504 usd	15,805 usd
Average percentage of utilization	78%	89%
Discount rate	7.44%	7.65%

Reconciliation Between Carrying Amounts of Non-financial Assets Classified within Level 3
As of December 31, 2020, and 2019, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings andFacilities
Balance as of January 1, 2020	$214,938	$1,897,583
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	-	330,571
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	(16,136)	-
	(16,136)	330,571
Additions and disposals, net	(16,747)	(7,577)
Balance as of December 31, 2020	$182,055	$2,220,577

Balance as of January 1, 2019	$782,673	$1,385,153
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	41,026	377,593
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	(39,199)	-
	1,827	377,593
Additions and disposals, net	(569,562)	134,837
Balance as of December 31, 2019	$214,938	$1,897,583